SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions				12 Months Ended
	May 05, 2023	Dec. 16, 2019	Dec. 08, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Current assets				$ 30,605	$ 29,382
of which cash, cash equivalents and restricted cash				5,392	6,400	$ 7,686	$ 9,300
Non-current assets				67,098	60,003
Current liabilities				22,520	21,825
Non-current liabilities				18,647	16,274
Non-controlling interests				2,070	2,063
Investments in joint ventures accounted for using equity method				4,908	6,184
Revenue				61,352	62,441	68,275
Depreciation and amortization				(2,945)	(2,632)	(2,675)
Interest income				281	400	570
Interest expense				(577)	(510)	(715)
Income tax benefit (expense)				(359)	(1,535)	(238)
Income (loss) from continuing operations				3,243	1,380	1,022
Other comprehensive income (loss)				2,892	(4,480)	1,274
Total comprehensive income (loss)				6,135	(3,100)	2,296
Non-cash acquisition of joint venture equity				163	222
Total for all joint ventures
Disclosure of joint ventures [line items]
Current assets				6,161	9,434	8,280
of which cash, cash equivalents and restricted cash				1,505	2,495	1,568
Non-current assets				16,559	17,973	15,152
Current liabilities				3,688	5,119	4,531
of which trade and other payables and provisions				2,802	3,087	3,030
Non-current liabilities				10,028	10,888	8,626
of which trade and other payables, provisions and deferred tax liability				826	1,050
of which trade and other payables and provisions						1,126
Non-controlling interests				25	26	27
Total net assets				8,979	11,374	10,248
Company's share of net assets				4,797	6,086	5,532
Adjustments for differences in accounting policies and other				111	98	79
Investments in joint ventures accounted for using equity method				4,908	6,184	5,611
Revenue				10,002	15,554	17,056
Depreciation and amortization				(567)	(681)	(683)
Interest income				81	82	59
Interest expense				(292)	(325)	(361)
Income tax benefit (expense)				(59)	8	(351)
Income (loss) from continuing operations				552	832	1,831
Other comprehensive income (loss)				(716)	(355)	(1,038)
Total comprehensive income (loss)				(164)	477	793
Cash dividends received by the Company				$ 105	$ 147	$ 79
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		60.00%	60.00%	60.00%	60.00%	60.00%
Current assets				$ 3,239	$ 3,758	$ 3,653
of which cash, cash equivalents and restricted cash				959	1,279	926
Non-current assets				12,623	12,004	10,208
Current liabilities				2,301	2,219	1,617
of which trade and other payables and provisions				1,762	1,674	1,310
Non-current liabilities				8,727	8,065	6,763
of which trade and other payables, provisions and deferred tax liability				717	904
of which trade and other payables and provisions						997
Non-controlling interests				25	26	27
Total net assets				4,809	5,452	5,454
Company's share of net assets				2,885	3,271	3,272
Adjustments for differences in accounting policies and other				126	135	139
Investments in joint ventures accounted for using equity method				3,011	3,406	3,411
Revenue				6,029	6,515	6,710
Depreciation and amortization				(420)	(452)	(446)
Interest income				70	69	54
Interest expense				(234)	(172)	(207)
Income tax benefit (expense)				18	97	(279)
Income (loss) from continuing operations				93	323	1,070
Other comprehensive income (loss)				(713)	(351)	(998)
Total comprehensive income (loss)				(620)	(28)	72
Cash dividends received by the Company				$ 0	$ 0	$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%
Current assets					$ 2,364	$ 1,798
of which cash, cash equivalents and restricted cash					603	83
Non-current assets					2,634	2,125
Current liabilities					1,171	1,017
of which trade and other payables and provisions					196	169
Non-current liabilities					1,885	1,103
of which trade and other payables, provisions and deferred tax liability					0
of which trade and other payables and provisions						0
Non-controlling interests					0	0
Total net assets					1,942	1,803
Company's share of net assets					971	902
Adjustments for differences in accounting policies and other					(40)	(6)
Investments in joint ventures accounted for using equity method					931	896
Revenue					4,544	4,860
Depreciation and amortization					(76)	(70)
Interest income					0	0
Interest expense					(58)	(51)
Income tax benefit (expense)					0	0
Income (loss) from continuing operations					191	99
Other comprehensive income (loss)					(4)	(20)
Total comprehensive income (loss)					187	79
Cash dividends received by the Company					$ 24	$ 58
NEMM
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				50.00%	50.00%
Current assets				$ 527	$ 688
of which cash, cash equivalents and restricted cash				242	240
Non-current assets				762	444
Current liabilities				64	0
of which trade and other payables and provisions				64	0
Non-current liabilities				54	0
of which trade and other payables, provisions and deferred tax liability				0	0
Non-controlling interests				0	0
Total net assets				1,171	1,132
Company's share of net assets				585	566
Adjustments for differences in accounting policies and other				13	0
Investments in joint ventures accounted for using equity method				598	566
Revenue				0	0
Depreciation and amortization				(1)	0
Interest income				3	0
Interest expense				0	0
Income tax benefit (expense)				12	0
Income (loss) from continuing operations				(40)	0
Other comprehensive income (loss)				0	0
Total comprehensive income (loss)				(40)	0
Cash dividends received by the Company				0	0
Other cash payments to acquire interests in joint ventures, classified as investing activities				326	120
Liabilities, net				$ 287	$ 446
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				50.00%	50.00%	50.00%
Current assets				$ 855	$ 962	$ 853
of which cash, cash equivalents and restricted cash				50	152	201
Non-current assets				953	778	788
Current liabilities				608	650	557
of which trade and other payables and provisions				427	476	449
Non-current liabilities				19	29	51
of which trade and other payables, provisions and deferred tax liability				1	1
of which trade and other payables and provisions						1
Non-controlling interests				0	0	0
Total net assets				1,181	1,061	1,033
Company's share of net assets				591	531	517
Adjustments for differences in accounting policies and other				0	0	0
Investments in joint ventures accounted for using equity method				591	531	517
Revenue				1,549	1,730	1,787
Depreciation and amortization				(29)	(38)	(36)
Interest income				2	4	2
Interest expense				(3)	(4)	(5)
Income tax benefit (expense)				(58)	(67)	(53)
Income (loss) from continuing operations				262	288	352
Other comprehensive income (loss)				0	0	0
Total comprehensive income (loss)				262	288	352
Cash dividends received by the Company				$ 94	$ 115	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%
Current assets					$ 143	$ 389
of which cash, cash equivalents and restricted cash					27	46
Non-current assets					277	454
Current liabilities					193	462
of which trade and other payables and provisions					161	368
Non-current liabilities					19	37
of which trade and other payables, provisions and deferred tax liability					12
of which trade and other payables and provisions						28
Non-controlling interests					0	0
Total net assets					208	344
Company's share of net assets					104	172
Adjustments for differences in accounting policies and other					32	(20)
Investments in joint ventures accounted for using equity method					136	152
Revenue					583	945
Depreciation and amortization					(30)	(37)
Interest income					3	2
Interest expense					(6)	(14)
Income tax benefit (expense)					(7)	(7)
Income (loss) from continuing operations					(72)	7
Other comprehensive income (loss)					(1)	(14)
Total comprehensive income (loss)					(73)	(7)
Cash dividends received by the Company					$ 0	$ 0
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				50.00%	50.00%	50.00%
Current assets				$ 505	$ 534	$ 559
of which cash, cash equivalents and restricted cash				39	36	12
Non-current assets				284	297	238
Current liabilities				309	358	329
of which trade and other payables and provisions				267	316	323
Non-current liabilities				47	50	39
of which trade and other payables, provisions and deferred tax liability				47	50
of which trade and other payables and provisions						39
Non-controlling interests				0	0	0
Total net assets				433	423	429
Company's share of net assets				216	212	215
Adjustments for differences in accounting policies and other				(35)	(36)	(40)
Investments in joint ventures accounted for using equity method				181	176	175
Revenue				1,281	1,425	1,549
Depreciation and amortization				(24)	(24)	(25)
Interest income				2	1	1
Interest expense				(23)	(35)	(35)
Income tax benefit (expense)				(12)	(7)	(33)
Income (loss) from continuing operations				29	17	29
Other comprehensive income (loss)				(3)	1	(6)
Total comprehensive income (loss)				26	18	23
Cash dividends received by the Company				$ 7	$ 8	$ 21
Proportion of ownership in joint venture, based on shares issued (in percent)						45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)						50.00%
Proportion of voting rights held in joint venture (in percent)						48.01%
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				33.34%	33.34%	33.34%
Current assets				$ 943	$ 905	$ 935
of which cash, cash equivalents and restricted cash				171	145	297
Non-current assets				1,101	1,079	1,149
Current liabilities				368	528	542
of which trade and other payables and provisions				270	264	404
Non-current liabilities				563	514	633
of which trade and other payables, provisions and deferred tax liability				60	83
of which trade and other payables and provisions						61
Non-controlling interests				0	0	0
Total net assets				1,113	942	909
Company's share of net assets				371	314	303
Adjustments for differences in accounting policies and other				7	7	6
Investments in joint ventures accounted for using equity method				378	321	309
Revenue				1,046	757	1,205
Depreciation and amortization				(78)	(61)	(69)
Interest income				2	5	0
Interest expense				(22)	(50)	(49)
Income tax benefit (expense)				(16)	(8)	21
Income (loss) from continuing operations				173	86	274
Other comprehensive income (loss)				0	0	0
Total comprehensive income (loss)				173	86	274
Cash dividends received by the Company				$ 0	$ 0	$ 0
VdSA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	55.00%			55.00%	55.00%	55.00%
Current assets				$ 92	$ 80	$ 93
of which cash, cash equivalents and restricted cash				44	13	3
Non-current assets				836	460	190
Current liabilities				38	0	7
of which trade and other payables and provisions				12	0	7
Non-current liabilities				618	326	0
of which trade and other payables, provisions and deferred tax liability				1	0
of which trade and other payables and provisions						0
Non-controlling interests				0	0	0
Total net assets				272	214	276
Company's share of net assets				149	117	151
Adjustments for differences in accounting policies and other				0	0	0
Investments in joint ventures accounted for using equity method				149	117	151
Revenue				97	0	0
Depreciation and amortization				(15)	0	0
Interest income				2	0	0
Interest expense				(10)	0	0
Income tax benefit (expense)				(3)	0	0
Income (loss) from continuing operations				35	(1)	0
Other comprehensive income (loss)				0	0	0
Total comprehensive income (loss)				35	(1)	0
Cash dividends received by the Company				$ 4	$ 0	$ 0